Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000085566 | Vulcan Materials Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085566 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000085566 | SurModics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000085566 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085566 | Chuy's Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085566 | United States Cellular Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000085566 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085566 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085566 | Liberty Global Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085566 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085566 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000085566 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085566 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085566 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085566 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000085566 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000085566 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000085566 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000085566 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000085566 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000085566 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000085566 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000085566 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000085566 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000085566 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000049132 | Vulcan Materials Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000049132 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049132 | SurModics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049132 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049132 | Chuy's Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049132 | United States Cellular Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049132 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049132 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049132 | Liberty Global Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049132 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049132 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000049132 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049132 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049132 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049132 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000049132 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000049132 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000049132 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049132 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000049132 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000049132 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000049132 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000049132 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000049132 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000049132 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000049133 | Vulcan Materials Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000049133 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049133 | SurModics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049133 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049133 | Chuy's Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049133 | United States Cellular Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049133 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049133 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049133 | Liberty Global Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049133 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049133 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000049133 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049133 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049133 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049133 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000049133 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000049133 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000049133 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049133 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000049133 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000049133 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000049133 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000049133 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000049133 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000049133 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000049130 | Vulcan Materials Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000049130 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049130 | SurModics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049130 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049130 | Chuy's Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049130 | United States Cellular Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049130 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049130 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049130 | Liberty Global Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049130 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049130 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000049130 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049130 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049130 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049130 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000049130 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000049130 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000049130 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049130 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000049130 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000049130 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000049130 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000049130 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000049130 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000049130 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)